Derecognition of financial assets (Tables)	12 Months Ended
Oct. 31, 2024
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Summary of Carrying Amount and Fair Value of Transferred Assets Did Not Qualify for Derecognition
The following table provides information on the carrying amount and fair value of the transferred assets that did not qualify for derecognition, and their associated liabilities.

	As at
	October 31, 2024				October 31, 2023

(Millions of Canadian dollars)	Canadian residential mortgage loans (1), (2)	Securities sold under repurchase agreements (3)	Securities loaned (3)	Total	Canadian residential mortgage loans (1), (2)	Securities sold under repurchase agreements (3)	Securities loaned (3)	Total
Carrying amount of transferred assets that do not qualify for derecognition	$33,101	$291,543	$13,778	$338,422	$28,312	$313,558	$21,680	$363,550
Carrying amount of associated liabilities	31,522	291,543	13,778	336,843	28,007	313,558	21,680	363,245
Fair value of transferred assets	$31,760	$291,543	$13,778	$337,081	$26,472	$313,558	$21,680	$361,710
Fair value of associated liabilities	31,445	291,543	13,778	336,766	26,780	313,558	21,680	362,018
Fair value of net position	$315	$–	$–	$315	$(308)	$–	$–	$(308)

(1)
Includes Canadian residential mortgage loans transferred primarily to Canada Housing Trust at the initial securitization and other permitted investments used for funding requirements after the initial securitization as well as Canadian residential mortgages transferred into the RBC Indigo Mortgage Fund.

(2)	CMB investors have legal recourse only to the transferred assets, and do not have recourse to our general assets.
(3)	Does not include over-collateralization of assets pledged.